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ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares				Fair Value
	CLOSED END FUNDS — 6.9%
	FIXED INCOME - 6.9%
5,200	BlackRock Municipal Income Fund, Inc.			$ 60,528
5,400	BlackRock Municipal Income Quality Trust			60,534
5,700	BlackRock Municipal Income Trust II			60,876
5,500	BlackRock MuniHoldings California Quality Fund			61,215
5,150	BlackRock MuniHoldings Fund, Inc.			61,337
5,350	BlackRock MuniHoldings New Jersey Quality Fund			61,044
5,100	BlackRock MuniYield Quality Fund, Inc.			62,168
5,000	Eaton Vance Municipal Bond Fund			50,650
5,000	Nuveen Dynamic Municipal Opportunities Fund			49,550
5,000	Nuveen Municipal Credit Opportunities Fund			49,850
8,125	Putnam Managed Municipal Income Trust			49,400
	TOTAL CLOSED END FUNDS (Cost $620,291)			627,152

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 84.6%
	AIRPORTS — 9.4%
500,000	Allegheny County Airport Authority Series 2023-A	5.5000	01/01/53	549,279
275,000	City of Salt Lake City UT Airport Revenue	5.5000	07/01/53	302,204
				851,483
	CHARTER SCHOOLS — 2.9%
250,000	Colorado Educational & Cultural Facilities	5.2500	12/01/52	264,656

	CITY — 4.7%
125,000	City of Chicago IL	5.5000	01/01/43	132,952
390,000	City of Frisco TX	2.0000	02/15/40	295,359
				428,311
	CONTINUING CARE RETIREMENT CENTER — 12.9%
10,000	Illinois Finance Authority	4.0000	05/15/35	8,238
50,000	Illinois Finance Authority	5.0000	05/15/56	39,138
200,000	Illinois Finance Authority	6.7500	05/15/58	205,068
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	79,361
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	77,072

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 84.6% (Continued)
	CONTINUING CARE RETIREMENT CENTER — 12.9% (Continued)
250,000	New Hope Cultural Education Facilities Finance	6.8750	10/01/57	$ 229,160
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	19,310
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	21,349
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	101,674
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	31,104
290,000	Washington State Housing Finance Commission	5.0000	07/01/48	292,595
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	60,438
				1,164,507
	ECONOMY & INDUSTRY DEVELOPMENT — 7.8%
575,000	New York Liberty Development Corporation	2.8750	11/15/46	438,940
250,000	New York Transportation Development Corporation	5.6250	04/01/40	269,438
				708,378
	ELECTRICITY AND PUBLIC POWER — 3.0%
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	98,627
150,000	South Carolina Public Service Authority	5.7500	12/01/52	168,845
				267,472
	GAS FORWARD — 3.1%
250,000	Black Belt Energy Gas District	5.5000	06/01/32	276,590

	HIGHER EDUCATION — 5.5%
100,000	California Educational Facilities Authority	5.5000	10/01/53	105,594
100,000	Michigan Finance Authority	5.0000	05/01/46	83,789
300,000	Ohio Higher Educational Facility Commission	6.0000	09/01/52	311,197
				500,580
	HOSPITALS — 18.5%
600,000	Colorado Health Facilities Authority	3.2500	08/01/49	449,093
50,000	Columbia County Hospital Authority	5.7500	04/01/53	57,117
680,000	Connecticut State Health & Educational Facilities	3.0000	07/01/39	598,448
100,000	Health & Educational Facilities Authority of the	5.5000	12/01/48	113,112
100,000	Maine Health & Higher Educational Facilities	5.1250	07/01/52	107,619
150,000	Pennsylvania Economic Development Financing	4.0000	05/15/53	146,628
250,000	South Broward Hospital District	2.3750	05/01/45	174,403
25,000	Washington Township Health Care District	5.7500	07/01/53	27,344
				1,673,764

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 84.6% (Continued)
	INCOME TAX FINANCING — 3.4%
360,000	New York City Transitional Finance Authority	3.0000	08/01/42	$ 311,048

	MISCELLANEOUS TAX — 1.2%
100,000	Louisiana Stadium & Exposition District	5.2500	07/01/53	110,584

	PRIMARY AND SECONDARY EDUCATION — 1.2%
100,000	Chicago Board of Education Dedicated Capital	5.7500	04/01/48	109,519

	SCHOOL DISTRICT — 5.0%
100,000	Chicago Board of Education	6.0000	12/01/49	109,868
100,000	Muroc Joint Unified School District	5.7500	08/01/48	116,223
100,000	Muroc Joint Unified School District	5.5000	08/01/52	113,047
100,000	Radnor Township School District	5.5000	08/15/53	108,441
				447,579
	STATE — 1.2%
100,000	State of Illinois	5.5000	05/01/47	109,932

	TAX BACKED DISTRICT — 0.3%
25,000	Washington Township Health Care District	5.5000	08/01/53	28,478

	TOBACCO — 0.5%
55,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	43,741

	WATER AND SEWER — 4.0%
250,000	City of Philadelphia PA Water & Wastewater Revenue	5.5000	09/01/53	286,520
100,000	Ephrata Borough Authority	2.1000	11/01/40	71,927
				358,447

	TOTAL MUNICIPAL BONDS (Cost $7,473,965)			7,655,069

	TOTAL INVESTMENTS - 91.5% (Cost $8,094,256)			$ 8,282,221
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%			764,715
	NET ASSETS - 100.0%			$ 9,046,936

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Depreciation
23	CBOT 10 Year US Treasury Note	03/19/2024	$ 2,596,484	$ (90,343)
TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation

SOC	Markit CDX North America High Yield Index	Sell	5.00%	356.36%	Quarterly	12/20/2028	$ 1,354,320	$ 79,002	$ 15,648	$ 63,354
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	56.51%	Quarterly	12/20/2028	1,368,000	26,535	19,030	7,505
		Net Unrealized Appreciation on Swap Contracts							$ 34,678	$ 70,859

PLC	- Public Limited Company
SOC	- Societe Generale
(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.